Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Commitments under Non-Cancellable Agreements	As of December 31, 2018, future minimum commitments under non-cancelable agreements were as follows:
Rental
RMB
2019	4,284
2020	2,947
2021	1,600
2022 and after	978
9,809